PIMCO Funds

Supplement Dated June 29, 2006 to the

Strategic Markets Funds Institutional and Administrative Class Prospectus

dated October 1, 2005

Disclosure Relating to the CommodityRealReturn Strategy Fund®

On December 16, 2005, the Internal Revenue Service (the “IRS”) issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CommodityRealReturn Strategy Fund® (the “Fund”) invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy would be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes was qualifying income. The Fund has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. However, the Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.

The investment strategy disclosure under the heading “Principal Investments and Strategies” is replaced in its entirety as follows:

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund will also continue to seek ways to make use of other commodity-linked derivative instruments and alternative structures within the Fund to gain exposure to commodity markets. Assets not invested in commodity index-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Currently, the Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. Effective August 31, 2006, the foregoing policy will change, so that the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund® gains exposure to the commodities markets through investments in commodity index-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund®,” the status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-01 issued on December 16, 2005. Subsequently, the Internal Revenue Service (the “IRS”) has issued Revenue Ruling 2006-31 and private letter rulings to at least two other funds in which the IRS concluded that income from certain commodity index-linked notes is qualifying income. The Fund also has obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. PIMCO believes it can continue to successfully operate the Fund in a manner consistent with the Fund’s current investment objective by investing in these commodity index-linked notes. The use of commodity index-linked notes involves specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. The Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.

The section of the prospectus “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund®. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CommodityRealReturn Strategy Fund® invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Fund has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. The use of commodity index-linked notes involves specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. The Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund®. In light of Revenue Ruling 2006-31, IRS guidance and advice of counsel discussed above under “Tax Consequences—A Note on the

CommodityRealReturn Strategy Fund®,” the CommodityRealReturn Strategy Fund® will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Fund may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

On December 16, 2005, the IRS announced a Revenue Ruling that may limit the extent to which the Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives. See “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund®,” above for further information.

As a result of the Fund’s investments in commodity index-linked notes and other commodity-linked derivative instruments, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return. To the extent that the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund®, they may be subject to risks associated with commodity-linked derivative instruments.

PIMCO Funds

Supplement Dated June 29, 2006 to the

Real Return Strategy, Equity-Related and Asset Allocation Funds

Class A, B and C Prospectus

dated October 1, 2005

Disclosure Relating to the CommodityRealReturn Strategy Fund®

On December 16, 2005, the Internal Revenue Service (the “IRS”) issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CommodityRealReturn Strategy Fund® (the “Fund”) invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy would be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes was qualifying income. The Fund has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. However, the Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.

The investment strategy disclosure under the heading “Principal Investments and Strategies” is replaced in its entirety as follows:

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund will also continue to seek ways to make use of other commodity-linked derivative instruments and alternative structures within the Fund to gain exposure to commodity markets. Assets not invested in commodity index-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Currently, the Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. Effective August 31, 2006, the foregoing policy will change, so that the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund® gains exposure to the commodities markets through investments in commodity index-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund®,” the status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-01 issued on December 16, 2005. Subsequently, the Internal Revenue Service (the “IRS”) has issued Revenue Ruling 2006-31 and private letter rulings to at least two other funds in which the IRS concluded that income from certain commodity index-linked notes is qualifying income. The Fund also has obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. PIMCO believes it can continue to successfully operate the Fund in a manner consistent with the Fund’s current investment objective by investing in these commodity index-linked notes. The use of commodity index-linked notes involves specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. The Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.

The section of the prospectus “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund®. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CommodityRealReturn Strategy Fund® invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Fund has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. The use of commodity index-linked notes involves specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. The Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund®. In light of Revenue Ruling 2006-31, IRS guidance and advice of counsel discussed above under “Tax Consequences—A Note on the

CommodityRealReturn Strategy Fund®,” the CommodityRealReturn Strategy Fund® will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Fund may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

On December 16, 2005, the IRS announced a Revenue Ruling that may limit the extent to which the Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives. See “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund®,” above for further information.

As a result of the Fund’s investments in commodity index-linked notes and other commodity-linked derivative instruments, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return. To the extent that the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund®, they may be subject to risks associated with commodity-linked derivative instruments.

PIMCO Funds

Supplement Dated June 29, 2006 to the

Real Return Strategy, Equity-Related and Asset Allocation Funds

Class D Prospectus dated October 1, 2005

Disclosure Relating to the CommodityRealReturn Strategy Fund®

On December 16, 2005, the Internal Revenue Service (the “IRS”) issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CommodityRealReturn Strategy Fund® (the “Fund”) invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy would be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes was qualifying income. The Fund has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. However, the Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.

The investment strategy disclosure under the heading “Principal Investments and Strategies” is replaced in its entirety as follows:

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund will also continue to seek ways to make use of other commodity-linked derivative instruments and alternative structures within the Fund to gain exposure to commodity markets. Assets not invested in commodity index-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Currently, the Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. Effective August 31, 2006, the foregoing policy will change, so that the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund® gains exposure to the commodities markets through investments in commodity index-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund®,” the status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-01 issued on December 16, 2005. Subsequently, the Internal Revenue Service (the “IRS”) has issued Revenue Ruling 2006-31 and private letter rulings to at least two other funds in which the IRS concluded that income from certain commodity index-linked notes is qualifying income. The Fund also has obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. PIMCO believes it can continue to successfully operate the Fund in a manner consistent with the Fund’s current investment objective by investing in these commodity index-linked notes. The use of commodity index-linked notes involves specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. The Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.

The section of the prospectus “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund®. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CommodityRealReturn Strategy Fund® invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Fund has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. The use of commodity index-linked notes involves specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. The Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund®. In light of Revenue Ruling 2006-31, IRS guidance and advice of counsel discussed above under “Tax Consequences—A Note on the

CommodityRealReturn Strategy Fund®,” the CommodityRealReturn Strategy Fund® will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Fund may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

On December 16, 2005, the IRS announced a Revenue Ruling that may limit the extent to which the Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives. See “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund®,” above for further information.

As a result of the Fund’s investments in commodity index-linked notes and other commodity-linked derivative instruments, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return. To the extent that the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund®, they may be subject to risks associated with commodity-linked derivative instruments.

PIMCO Funds

Supplement Dated June 29, 2006 to the

Prospectus for Class R Shares of the All Asset Fund

dated January 15, 2006

The All Asset Fund may invest in the CommodityRealReturn Strategy Fund®, an underlying fund of the PIMCO Funds (the “Underlying Fund”). On December 16, 2005, the Internal Revenue Service (the “IRS”) issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the Underlying Fund invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Underlying Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy would be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes was qualifying income. The Underlying Fund has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. However, the Underlying Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Underlying Fund to gain exposure to commodity markets.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund®, an Underlying Fund in which the Fund may invest, gains exposure to the commodities markets through investments in commodity index-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. In order for the Underlying Fund to qualify as a regulated investment company under Subchapter M of the Code, the Underlying Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund®,” the status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-01 issued on December 16, 2005. Subsequently, the Internal Revenue Service (the “IRS”) has issued Revenue Ruling 2006-31 and private letter rulings to at least two other funds in which the IRS concluded that income from certain commodity index-linked notes is qualifying income. The Underlying Fund also has obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. PIMCO believes it can continue to successfully operate the Underlying Fund in a manner consistent with the Underlying Fund’s current investment objective by investing in these commodity index-linked notes. The use of commodity index-linked notes involves specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. The Underlying Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Underlying Fund to gain exposure to commodity markets.

The section of the prospectus “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund®. The CommodityRealReturn Strategy Fund® is an Underlying Fund in which the Fund may invest. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Underlying Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the Underlying Fund invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Underlying Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Underlying Fund has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. The use of commodity index-linked notes involves specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. The

Underlying Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Underlying Fund to gain exposure to commodity markets.

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund®. The CommodityRealReturn Strategy Fund® is an Underlying Fund in which the Fund may invest. In light of Revenue Ruling 2006-31, IRS guidance and advice of counsel discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Underlying Fund may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Underlying Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Underlying Fund may receive more or less principal than it originally invested. The Underlying Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Underlying Fund may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between an Underlying Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

On December 16, 2005, the IRS announced a Revenue Ruling that may limit the extent to which the Underlying Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives. See “Tax Consequences – A Note on the CommodityRealReturn Strategy Fund®,” above for further information.

As a result of the Underlying Fund’s investments in commodity index-linked notes and other commodity-linked derivative instruments, it is possible that a lesser amount of the Underlying Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Underlying Fund’s total return. To the extent that the All Asset Fund invest in the Underlying Fund, it may be subject to risks associated with commodity-linked derivative instruments.

PIMCO Funds

Supplement Dated June 29, 2006 to the

Statement of Additional Information

dated January 15, 2006

Disclosure Relating to the CommodityRealReturn Strategy Fund®

Under the section “Taxation” of the Statement of Additional Information, the fourth, fifth and sixth paragraphs are replaced in their entirety as follows:

As described in the Prospectus, the CommodityRealReturn Strategy Fund® may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. On December 16, 2005, the Internal Revenue Service (the “IRS”) issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the Fund invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy would be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Fund has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked or index-linked notes. The use of commodity index-linked notes involves specific risks. The Prospectus, under the heading “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®,” provides further information regarding commodity index-linked notes, including the risks associated with these instruments. The Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Fund to gain exposure to commodity markets.